Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Feb. 28, 2013
(Columbia California Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	872
(Columbia Georgia Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	924
(Columbia Maryland Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	913
(Columbia North Carolina Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	890
(Columbia Overseas Value Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	734
Expense Example, with Redemption, 3 Years	1,114
Expense Example, with Redemption, 5 Years	1,620
Expense Example, with Redemption, 10 Years	2,877
(Columbia Overseas Value Fund) | Class K Shares
Expense Example:
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	961
Expense Example, with Redemption, 10 Years	2,110
(Columbia Short Term Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	772
(Columbia South Carolina Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	924
(Columbia Virginia Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	$ 857